CONVERTIBLE DEBT (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013
Debt Instrument, Redemption [Line Items]
Stated Interest Rate	8.00%	8.00%	8.00%	8.00%
Long-term Debt, Gross	$ 0			$ 3,333
Current portion of 8% convertible promissory notes, net of debt discount	$ 0			932
8% Senior Convertible Debenture Issuance One [Member]
Debt Instrument, Redemption [Line Items]
Issue Date	Oct. 02, 2013
Maturity Date	Oct. 02, 2014
Stated Interest Rate	8.00%
Conversion Terms	Variable conversion price
Long-term Debt, Gross	$ 0			1,789
8% Senior Convertible Debenture Issuance Two [Member]
Debt Instrument, Redemption [Line Items]
Issue Date	Sep. 06, 2013
Maturity Date	Sep. 06, 2014
Stated Interest Rate	8.00%
Conversion Terms	Variable conversion price
Long-term Debt, Gross	$ 0			1,544
8% Senior Convertible Debenture Issuance One And Two [Member]
Debt Instrument, Redemption [Line Items]
Discount	$ 0			$ (2,401)